Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 29, 2012	Feb. 12, 2013 Common Stock	Feb. 12, 2013 Class B Common Stock
Entity Registrant Name	TOOTSIE ROLL INDUSTRIES INC
Entity Central Index Key	0000098677
Document Type	10-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 546,390,000
Entity Common Stock, Shares Outstanding			36,648,865	21,626,651
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY